Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments [Abstract]
COMMITMENTS

	Six-month period ended	Six-month period ended
	30 June 2020	30 June 2019
	USD	USD
Contributions by the shareholders	-	75,238,701
Amounts paid on behalf of the Group by the shareholders*	-	882,296
Amounts paid by the Group on behalf of the shareholders	-	(765,477)
Distributions to shareholders	-	(42,709,341)

	-	32,646,179

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

22	COMMITMENTS

	2019	2018
	USD	USD
Capital commitments:
Within one year	79,334,742	144,027,770
More than 1 year and less than 5 years	-	16,534,876

	79,334,742	160,562,646

Capital commitments relate to construction of phase 2 which is expected to be completed by the end of last quarter of 2020.